Alger 35 ETF Average Annual Total Returns		12 Months Ended	21 Months Ended	56 Months Ended	58 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	12.74%	14.52%
Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.15%		13.96%
Alger 35 ETF
Prospectus [Line Items]
Average Annual Return, Percent		37.46%		12.72%
Performance Inception Date	May 03, 2021
Alger 35 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.36%		12.68%
Alger 35 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.20%		10.14%